Operating Lease (Details) - Schedule of maturities of operating lease liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of maturities of operating lease liabilities [Abstract]
2023	$ 202,677
2024	214,851
2025	187,909
Total lease payments	605,437
Less: interest	(66,863)
Present value of lease payments	$ 538,574	$ 624,623